Submission	Dec. 01, 2025
Submission [Line Items]
Central Index Key	0001807794
Registrant Name	Credo Technology Group Holding Ltd
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A